Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

September 30, 2020

VIPEI-QTLY-1120
1.808778.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	979,770	$27,933,243
Verizon Communications, Inc.	637,560	37,928,444
		65,861,687
Entertainment - 3.1%
Activision Blizzard, Inc.	438,975	35,535,026
The Walt Disney Co.	929,497	115,331,988
		150,867,014
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	31,888	46,735,053
Media - 1.7%
Comcast Corp. Class A	1,606,546	74,318,818
Interpublic Group of Companies, Inc.	540,235	9,005,717
		83,324,535
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc.	503,330	57,560,819

TOTAL COMMUNICATION SERVICES		404,349,108

CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 3.3%
Dunkin' Brands Group, Inc.	258,300	21,157,353
McDonald's Corp.	425,867	93,473,548
Starbucks Corp.	524,941	45,102,931
		159,733,832
Household Durables - 0.4%
Lennar Corp. Class A	222,585	18,180,743
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	264,235	13,766,644
Leisure Products - 0.2%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	127,200	11,629,896
Multiline Retail - 2.3%
Dollar General Corp.	224,464	47,052,144
Dollar Tree, Inc. (a)	253,583	23,162,271
Target Corp.	263,568	41,490,875
		111,705,290
Specialty Retail - 3.9%
Burlington Stores, Inc. (a)	102,178	21,057,864
Lowe's Companies, Inc.	198,072	32,852,222
Ross Stores, Inc.	158,100	14,753,892
The Home Depot, Inc.	195,907	54,405,333
Tiffany & Co., Inc.	129,800	15,037,330
TJX Companies, Inc.	918,174	51,096,383
		189,203,024
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	143,137	12,450,056

TOTAL CONSUMER DISCRETIONARY		516,669,485

CONSUMER STAPLES - 8.9%
Beverages - 1.3%
Diageo PLC	318,900	10,953,806
Keurig Dr. Pepper, Inc.	499,200	13,777,920
The Coca-Cola Co.	801,446	39,567,389
		64,299,115
Food & Staples Retailing - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	358,239	12,475,343
BJ's Wholesale Club Holdings, Inc. (a)	597,850	24,840,668
Costco Wholesale Corp.	53,200	18,886,000
Kroger Co.	845,517	28,671,481
Sysco Corp.	325,400	20,246,388
Walmart, Inc.	750,983	105,070,032
		210,189,912
Food Products - 1.6%
Hilton Food Group PLC	562,850	8,686,231
Mondelez International, Inc.	737,471	42,367,709
Nestle SA (Reg. S)	209,827	24,971,939
		76,025,879
Household Products - 1.4%
Procter & Gamble Co.	470,244	65,359,214
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	62,600	13,662,450

TOTAL CONSUMER STAPLES		429,536,570

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
BP PLC	3,978,053	11,504,456
Chevron Corp.	839,805	60,465,960
ConocoPhillips Co.	816,204	26,804,139
Enterprise Products Partners LP	1,322,644	20,884,549
Exxon Mobil Corp.	1,921,566	65,967,361
Imperial Oil Ltd.	925,535	11,079,590
Phillips 66 Co.	284,100	14,727,744
Suncor Energy, Inc.	839,100	10,246,529
Valero Energy Corp.	366,233	15,865,214
		237,545,542
FINANCIALS - 14.2%
Banks - 7.9%
Bank of America Corp.	3,995,909	96,261,448
Citigroup, Inc.	1,446,699	62,367,194
JPMorgan Chase & Co.	1,438,275	138,462,734
M&T Bank Corp.	233,367	21,490,767
Wells Fargo & Co.	2,698,866	63,450,340
		382,032,483
Capital Markets - 2.1%
BlackRock, Inc. Class A	63,642	35,865,449
KKR & Co. LP	756,536	25,979,446
Raymond James Financial, Inc.	268,300	19,521,508
The Blackstone Group LP	350,805	18,312,021
		99,678,424
Consumer Finance - 1.1%
Capital One Financial Corp.	779,216	55,994,462
Insurance - 3.1%
Chubb Ltd.	464,082	53,889,202
Marsh & McLennan Companies, Inc.	335,282	38,456,845
The Travelers Companies, Inc.	549,440	59,443,914
		151,789,961

TOTAL FINANCIALS		689,495,330

HEALTH CARE - 15.0%
Biotechnology - 2.0%
AbbVie, Inc.	298,339	26,131,513
Amgen, Inc.	287,075	72,962,982
		99,094,495
Health Care Equipment & Supplies - 2.5%
Becton, Dickinson & Co.	171,678	39,946,037
Danaher Corp.	368,668	79,385,280
		119,331,317
Health Care Providers & Services - 1.7%
Cigna Corp.	193,409	32,765,419
UnitedHealth Group, Inc.	153,112	47,735,728
		80,501,147
Pharmaceuticals - 8.8%
AstraZeneca PLC (United Kingdom)	510,836	55,816,225
Bristol-Myers Squibb Co.	1,150,132	69,341,458
Eli Lilly & Co.	398,058	58,920,545
Johnson & Johnson	970,084	144,426,103
Roche Holding AG (participation certificate)	150,681	51,614,354
Royalty Pharma PLC	79,500	3,344,565
Sanofi SA	438,455	43,938,384
		427,401,634

TOTAL HEALTH CARE		726,328,593

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	216,416	29,958,467
Northrop Grumman Corp.	146,701	46,282,698
		76,241,165
Air Freight & Logistics - 1.2%
Deutsche Post AG	262,069	11,952,523
DSV A/S	95,400	15,587,253
United Parcel Service, Inc. Class B	197,114	32,845,106
		60,384,882
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	151,927	15,791,143
Electrical Equipment - 0.9%
AMETEK, Inc.	442,352	43,969,789
Industrial Conglomerates - 2.1%
General Electric Co.	5,990,162	37,318,709
Roper Technologies, Inc.	135,794	53,653,567
Siemens AG	77,329	9,780,874
		100,753,150
Machinery - 1.4%
Fortive Corp.	297,316	22,658,452
ITT, Inc.	227,700	13,445,685
Snap-On, Inc.	68,800	10,122,544
Stanley Black & Decker, Inc.	148,874	24,147,363
		70,374,044
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	11,445	18,093,188
Professional Services - 1.1%
Clarivate Analytics PLC (a)	513,100	15,900,969
Equifax, Inc.	104,200	16,348,980
IHS Markit Ltd.	266,857	20,950,943
		53,200,892
Road & Rail - 0.9%
Norfolk Southern Corp.	203,899	43,632,347
Trading Companies & Distributors - 0.8%
Watsco, Inc.	163,358	38,044,445

TOTAL INDUSTRIALS		520,485,045

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,706,954	67,236,918
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	141,261	13,806,850
IT Services - 2.9%
Amdocs Ltd.	381,333	21,892,328
Black Knight, Inc. (a)	60,100	5,231,705
Fidelity National Information Services, Inc.	503,630	74,139,372
Genpact Ltd.	351,300	13,683,135
Visa, Inc. Class A	119,342	23,864,820
		138,811,360
Semiconductors & Semiconductor Equipment - 1.9%
NXP Semiconductors NV	311,000	38,815,910
Qualcomm, Inc.	216,940	25,529,499
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	369,442	29,950,663
		94,296,072
Software - 2.4%
Microsoft Corp.	422,050	88,769,777
Open Text Corp.	367,800	15,545,630
SAP SE	83,400	12,986,898
		117,302,305
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	709,029	82,112,648
Samsung Electronics Co. Ltd.	611,896	30,538,917
		112,651,565

TOTAL INFORMATION TECHNOLOGY		544,105,070

MATERIALS - 2.6%
Chemicals - 1.2%
Linde PLC	252,689	60,172,832
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	449,859	34,576,163
WestRock Co.	939,133	32,625,480
		67,201,643

TOTAL MATERIALS		127,374,475

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	170,013	41,097,242
Public Storage	114,896	25,589,637
		66,686,879
UTILITIES - 5.7%
Electric Utilities - 3.4%
Exelon Corp.	1,528,709	54,666,634
NextEra Energy, Inc.	294,904	81,853,554
NRG Energy, Inc.	675,200	20,755,648
PG&E Corp. (a)	662,300	6,218,997
		163,494,833
Independent Power and Renewable Electricity Producers - 0.5%
Siemens Energy AG rights (a)	38,664	990,496
Vistra Corp.	1,243,101	23,444,885
		24,435,381
Multi-Utilities - 1.8%
Ameren Corp.	546,258	43,198,083
CenterPoint Energy, Inc.	911,668	17,640,776
WEC Energy Group, Inc.	262,025	25,390,223
		86,229,082

TOTAL UTILITIES		274,159,296

TOTAL COMMON STOCKS
(Cost $3,565,951,335)		4,536,735,393

Money Market Funds - 6.3%
Fidelity Cash Central Fund 0.10% (e)
(Cost $306,427,994)	306,369,845	306,431,119
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,872,379,329)		4,843,166,512
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,738,451
NET ASSETS - 100%		$4,849,904,963

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,629,896 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$787,811
Fidelity Securities Lending Cash Central Fund	53,971
Total	$841,782

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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